American Century Investments®
Quarterly Portfolio Holdings
Focused Large Cap Value Fund
December 31, 2023

Focused Large Cap Value - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 2.5%
RTX Corp.	948,503	79,807,042
Air Freight and Logistics — 3.0%
United Parcel Service, Inc., Class B	614,820	96,668,149
Banks — 4.8%
JPMorgan Chase & Co.	475,825	80,937,832
Truist Financial Corp.	1,959,326	72,338,316
		153,276,148
Capital Markets — 5.1%
Bank of New York Mellon Corp.	1,247,351	64,924,620
BlackRock, Inc.	62,982	51,128,788
Charles Schwab Corp.	690,163	47,483,214
		163,536,622
Communications Equipment — 3.5%
Cisco Systems, Inc.	788,537	39,836,889
F5, Inc.(1)	399,911	71,576,071
		111,412,960
Consumer Staples Distribution & Retail — 2.2%
Koninklijke Ahold Delhaize NV	1,095,808	31,527,981
Walmart, Inc.	252,216	39,761,852
		71,289,833
Containers and Packaging — 3.3%
Packaging Corp. of America	242,287	39,470,975
Sonoco Products Co.	1,152,518	64,391,181
		103,862,156
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	1,510,449	56,943,927
Electric Utilities — 4.0%
Duke Energy Corp.	1,164,028	112,957,277
Pinnacle West Capital Corp.	203,375	14,610,460
		127,567,737
Electrical Equipment — 0.4%
nVent Electric PLC	217,031	12,824,362
Electronic Equipment, Instruments and Components — 1.5%
TE Connectivity Ltd.	348,499	48,964,109
Entertainment — 1.0%
Walt Disney Co.	356,281	32,168,611
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(1)	278,110	99,190,713
Food Products — 4.1%
Conagra Brands, Inc.	2,092,444	59,969,445
Mondelez International, Inc., Class A	977,100	70,771,353
		130,740,798
Gas Utilities — 2.5%
Atmos Energy Corp.	694,511	80,493,825
Ground Transportation — 3.1%
Norfolk Southern Corp.	413,779	97,809,080
Health Care Equipment and Supplies — 10.9%
Becton Dickinson & Co.	185,560	45,245,095
Medtronic PLC	2,067,864	170,350,636

Zimmer Biomet Holdings, Inc.	1,061,765	129,216,801
		344,812,532
Health Care Providers and Services — 4.9%
Henry Schein, Inc.(1)	965,583	73,104,289
Quest Diagnostics, Inc.	589,075	81,221,661
		154,325,950
Household Products — 5.8%
Colgate-Palmolive Co.	1,340,961	106,888,001
Kimberly-Clark Corp.	628,798	76,405,245
		183,293,246
Insurance — 6.0%
Allstate Corp.	453,774	63,519,284
Marsh & McLennan Cos., Inc.	221,934	42,049,835
Reinsurance Group of America, Inc.	520,451	84,198,563
		189,767,682
Oil, Gas and Consumable Fuels — 7.3%
Enterprise Products Partners LP	2,455,029	64,690,014
Exxon Mobil Corp.	758,925	75,877,322
TotalEnergies SE, ADR	1,340,976	90,354,963
		230,922,299
Personal Care Products — 4.8%
Kenvue, Inc.	1,678,305	36,133,907
Unilever PLC, ADR	2,423,388	117,485,850
		153,619,757
Pharmaceuticals — 8.7%
Johnson & Johnson	1,369,651	214,679,098
Roche Holding AG	217,168	63,129,328
		277,808,426
Semiconductors and Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	253,538	43,218,087
Specialized REITs — 2.6%
Public Storage	265,774	81,061,070
TOTAL COMMON STOCKS (Cost $2,733,901,465)		3,125,385,121
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — †
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,533,722	2,533,722
Repurchase Agreements — 2.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $6,447,315), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $6,318,579)		6,314,860
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $77,276,236), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $75,805,699)		75,761,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.50% - 3.00%, 10/31/25 - 2/29/28, valued at $6,464,541), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $6,337,730)		6,334,000
		88,409,860
TOTAL SHORT-TERM INVESTMENTS (Cost $90,943,582)		90,943,582
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $2,824,845,047)		3,216,328,703
OTHER ASSETS AND LIABILITIES — (1.1)%		(36,269,111)
TOTAL NET ASSETS — 100.0%		$3,180,059,592

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	52,846,413	CHF	45,391,370	Morgan Stanley	3/28/24	$(1,592,679)
USD	34,631,802	EUR	31,561,643	Bank of America N.A.	3/28/24	(329,449)
USD	34,637,956	EUR	31,561,643	JPMorgan Chase Bank N.A.	3/28/24	(323,295)
USD	34,637,956	EUR	31,561,643	Morgan Stanley	3/28/24	(323,295)
USD	94,226,901	GBP	74,333,712	Goldman Sachs & Co.	3/28/24	(561,259)
USD	4,222,882	GBP	3,311,856	Goldman Sachs & Co.	3/28/24	(300)
						$(3,130,277)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,030,727,812	$94,657,309	—
Short-Term Investments	2,533,722	88,409,860	—
	$3,033,261,534	$183,067,169	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,130,277	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.